Note 8 - Business Concentrations (Details) - Sales Revenue, Net [Member] - Customer Concentration Risk [Member]	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Note 8 - Business Concentrations (Details) [Line Items]
Concentration Risk, Percentage	51.10%	64.60%	81.00%
Customer 1 [Member]
Note 8 - Business Concentrations (Details) [Line Items]
Concentration Risk, Percentage	16.40%	19.50%	19.10%
Customer 2 [Member]
Note 8 - Business Concentrations (Details) [Line Items]
Concentration Risk, Percentage	9.60%	13.10%	15.60%
Customer 3 [Member]
Note 8 - Business Concentrations (Details) [Line Items]
Concentration Risk, Percentage			12.90%